Net Income Per Share (Tables)	12 Months Ended
May 31, 2014
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Income Per Share

The following table sets forth the computation of basic and diluted net income per share for the periods indicated:

	Years ended May 31,
	2012	2013	2014
	US$	US$	US$
Numerator used in basic and diluted net income per share:
Net income
Net income on continuing operation	135,916	136,676	215,704
Net income on discontinued operation	(3,228)	(407)	—

Net income available for future distribution	132,688	136,269	215,704

Shares (denominator):
Weighted average common shares outstanding used in computing basic net income per share	154,627,784	155,762,959	156,033,992

Plus incremental weighted average common shares from assumed exercise of share options and vesting of NES using the treasury stock method	2,244,657	2,060,833	1,869,472

Weighted average common shares outstanding used in computing diluted net income per share	156,872,441	157,823,792	157,903,464

Net income from continuing operation per share
- Basic	0.88	0.88	1.38
- Diluted	0.87	0.87	1.37

Net income from discontinued operation per share
- Basic	(0.02)	(0.00)	—
- Diluted	(0.02)	(0.00)	—